Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Comparison By Class of Carrying Amount and Fair Value of Group Financial Instruments

Set out below is a comparison by class of the carrying amounts and fair value of the Group’s financial instruments that are carried in the consolidated financial statements:

		December 31, 2017		December 31, 2016
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial liabilities
Interest-bearing loans and borrowings:
— Floating rate loans	3	402,024	355,794	407,015	357,782
— Bonds	1	14,759	13,984	14,717	12,740
— Fixed rate loans	3	23,110	20,505	24,077	23,105
Other non-current financial liabilities (Note 11.4)	3	40,916	33,854	36,198	25,772
Other current financial liabilities (Note 11.5)	2	734	734	—	—

Total		481,543	424,871	482,007	419,399